Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)	$10,845	$10,823,581
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	18,833	19,293,467
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	11,525	11,122,777
3.75%, 02/15/28 (Call 02/15/23)(b)	11,368	11,470,312
4.00%, 02/15/30 (Call 02/15/25)(b)	9,769	9,829,010
4.88%, 01/15/29 (Call 01/15/24)(b)	7,095	7,467,488
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	10,388	10,254,904
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	8,943	8,942,016
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	12,992	13,469,343
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	5,026	5,338,492
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	20,208	21,686,720
		129,698,110
Aerospace & Defense — 1.9%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	23,279	25,462,570
6.88%, 05/01/25 (Call 04/01/25)(b)	24,240	27,979,020
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	19,407	19,504,035
5.75%, 10/15/27 (Call 07/15/27)(a)	18,334	19,709,050
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	14,581	14,677,599
5.38%, 05/01/26 (Call 05/01/22)(a)	9,060	9,301,600
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	13,568	13,172,105
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	9,658	10,221,383
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	21,697	23,203,954
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	22,574	22,291,825
4.88%, 05/01/29 (Call 05/01/24)(a)	14,739	14,596,326
5.50%, 11/15/27 (Call 11/15/22)(b)	48,472	50,375,253
6.25%, 03/15/26 (Call 03/15/22)(a)(b)	80,220	84,562,309
6.38%, 06/15/26 (Call 06/15/21)(b)	13,862	14,365,191
7.50%, 03/15/27 (Call 03/15/22)	9,599	10,252,308
8.00%, 12/15/25 (Call 04/08/22)(a)	20,987	22,699,749
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/22)(b)	9,485	10,006,960
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)(b)	10,749	10,946,459
7.75%, 08/15/25 (Call 08/15/21)(b)	9,799	10,019,478
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	9,729	10,788,488
		424,135,662
Agriculture — 0.1%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	16,871	17,039,710
10.50%, 11/01/26 (Call 11/01/21)(a)(b)	11,044	11,731,765
		28,771,475
Airlines — 1.7%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	10,234	9,236,185
5.00%, 06/01/22(a)(b)	13,363	13,346,296
American Airlines Inc., 11.75%, 07/15/25(a)(b)	46,367	58,145,609
Security	Par (000)	Value

Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	$61,515	$64,986,636
5.75%, 04/20/29(a)	47,435	50,819,881
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	16,980	17,155,330
3.75%, 10/28/29 (Call 07/28/29)(b)	13,256	13,200,988
3.80%, 04/19/23 (Call 03/19/23)(b)	8,113	8,387,763
4.38%, 04/19/28 (Call 01/19/28)(b)	7,770	8,163,059
7.38%, 01/15/26 (Call 12/15/25)(b)	24,410	28,712,263
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	22,483	23,888,188
United Airlines Holdings Inc., 4.25%, 10/01/22	8,236	8,421,310
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	40,330	41,791,962
4.63%, 04/15/29 (Call 10/15/25)(a)	25,408	26,335,328
		372,590,798
Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	16,375	17,375,906
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	16,019	17,177,574
5.38%, 05/15/25 (Call 05/15/22)(a)(b)	12,640	13,331,661
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)(b)	8,050	8,504,250
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	8,086	8,470,085
		64,859,476
Auto Manufacturers — 3.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	18,833	18,090,038
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,887	8,263,999
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,979	10,864,636
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	21,805	24,036,423
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	22,913	24,349,760
8.50%, 04/21/23	55,475	61,923,969
9.00%, 04/22/25 (Call 03/22/25)	55,156	67,387,946
9.63%, 04/22/30 (Call 01/22/30)	16,570	23,126,197
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	11,920	11,686,592
2.98%, 08/03/22 (Call 07/03/22)	6,720	6,818,172
3.09%, 01/09/23(b)	20,678	21,084,771
3.10%, 05/04/23	14,853	15,144,119
3.35%, 11/01/22(b)	15,590	15,969,044
3.37%, 11/17/23(b)	14,512	15,009,631
3.38%, 11/13/25 (Call 10/13/25)	33,067	34,010,236
3.55%, 10/07/22(b)	1,854	1,902,266
3.66%, 09/08/24(b)	10,449	10,897,262
3.81%, 01/09/24 (Call 11/09/23)(b)	11,725	12,204,992
3.82%, 11/02/27 (Call 08/02/27)	11,945	12,246,014
4.00%, 11/13/30 (Call 08/13/30)(b)	26,633	27,298,026
4.06%, 11/01/24 (Call 10/01/24)(b)	22,706	23,976,855
4.13%, 08/04/25(b)	20,649	21,884,531
4.13%, 08/17/27 (Call 06/17/27)	19,838	20,841,843
4.14%, 02/15/23 (Call 01/15/23)	12,452	12,936,383
4.25%, 09/20/22	8,703	8,997,886
4.27%, 01/09/27 (Call 11/09/26)(b)	14,220	15,002,100
4.38%, 08/06/23	13,287	13,976,330
4.39%, 01/08/26	18,311	19,494,152

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.54%, 08/01/26 (Call 06/01/26)	$10,236	$11,008,434
4.69%, 06/09/25 (Call 04/09/25)(b)	8,322	8,976,317
5.11%, 05/03/29 (Call 02/03/29)	23,513	25,781,299
5.13%, 06/16/25 (Call 05/16/25)(b)	26,571	29,103,006
5.58%, 03/18/24 (Call 02/18/24)	22,174	24,212,012
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	8,955	8,566,254
5.63%, 02/01/23(a)	7,878	7,912,007
5.88%, 01/15/28 (Call 01/15/24)(a)	13,206	13,454,347
7.75%, 10/15/25 (Call 10/15/22)(a)	13,490	14,658,009
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(a)	20,201	20,915,105
9.50%, 05/01/25 (Call 04/21/22)(a)(b)	8,942	9,678,374
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	31,854	33,019,379
		766,708,716
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	17,349	17,805,651
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)(b)	10,384	11,478,577
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)(b)	11,019	11,420,422
6.25%, 03/15/26 (Call 03/15/22)(b)	7,643	7,886,812
6.50%, 04/01/27 (Call 04/01/22)(b)	10,697	11,342,163
6.88%, 07/01/28 (Call 07/01/23)(b)	7,874	8,543,290
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	6,857	7,352,868
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	20,400	21,807,600
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	37,711	41,089,906
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(a)(b)	2,841	2,935,179
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	6,746	6,959,174
5.38%, 11/15/27 (Call 11/15/22)(b)	8,962	9,522,125
5.63%, 06/15/28 (Call 06/15/23)(b)	7,887	8,527,819
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	12,298	12,865,250
5.00%, 05/31/26 (Call 05/31/21)(b)	17,050	17,487,162
5.00%, 07/15/29 (Call 04/15/29)(a)	13,045	13,319,597
5.25%, 04/30/31 (Call 01/30/31)	10,731	10,932,206
5.25%, 07/15/31 (Call 04/15/31)(a)(b)	7,875	8,053,369
5.63%, 04/30/33 (Call 01/30/33)	8,987	9,173,705
9.50%, 05/31/25 (Call 05/31/22)(b)	13,972	15,662,553
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(b)	8,925	8,863,641
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	14,929	14,929,000
7.88%, 01/15/29 (Call 01/15/24)(a)	10,541	11,821,046
ZF North America Capital Inc.
4.50%, 04/29/22(a)(b)	1,540	1,585,307
4.75%, 04/29/25(a)	20,034	21,711,812
		313,076,234
Banks — 1.6%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(c)	7,695	8,150,929
4.75%, 02/16/24 (Call 11/16/23)(b)	10,277	11,183,945
5.00%, 08/15/22(b)	17,128	18,005,810
5.00%, 08/01/23	10,859	11,821,832
5.25%, 03/07/25 (Call 12/07/24)(b)	8,469	9,569,970
6.13%, 03/09/28(b)	9,689	11,786,614
Commerzbank AG, 8.13%, 09/19/23(a)(b)	18,252	20,891,197
Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(b)(c)	$26,091	$27,202,998
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(c)	22,157	22,234,328
4.88%, 12/01/32 (Call 12/01/27)(c)	19,459	21,098,719
5.88%, 07/08/31 (Call 04/08/30)(b)(c)	9,781	11,369,217
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	10,819	11,057,018
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	12,087	12,606,741
8.13%, 11/15/24 (Call 11/15/21)(a)(b)	8,032	8,272,960
8.25%, 04/15/25 (Call 04/15/22)(a)	12,649	13,154,960
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)	4,030	4,080,942
5.02%, 06/26/24(a)	38,089	41,588,979
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	28,986	31,451,117
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	18,370	20,545,708
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	23,220	27,845,884
		343,919,868
Building Materials — 0.8%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	11,429	11,901,704
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	14,563	15,592,119
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	2,924	3,121,370
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	20,923	22,129,062
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(a)(b)	8,703	8,882,282
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	8,517	8,820,418
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	13,985	14,593,907
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	21,274	20,210,300
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	21,532	21,846,098
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	18,532	19,261,790
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	15,965	16,526,329
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	14,794	15,662,531
		178,547,910
Chemicals — 1.5%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	14,108	13,639,019
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	10,217	10,690,704
CF Industries Inc., 3.45%, 06/01/23(b)	11,565	12,027,600
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	9,290	10,019,924
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	16,570	17,690,298
7.00%, 05/15/25 (Call 05/15/22)	9,004	9,288,376
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	13,449	14,249,888
5.25%, 12/15/29 (Call 09/15/29)(b)	13,361	14,036,566
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	10,703	10,734,146
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	17,514	18,357,824
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	8,253	8,784,397
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	19,818	21,295,234

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)(b)	$2,907	$3,004,032
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	12,104	12,777,790
5.13%, 09/15/27 (Call 03/15/22)(b)	10,954	11,437,290
5.63%, 08/01/29 (Call 08/01/24)(b)	13,336	14,506,101
9.50%, 06/01/25 (Call 03/01/25)(a)(b)	8,104	10,059,090
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	21,594	21,506,151
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	12,911	12,830,306
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	20,927	21,397,439
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	10,976	11,679,761
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	11,965	11,635,962
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	9,666	9,894,504
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)	15,863	16,717,222
		318,259,624
Commercial Services — 3.3%
ADT Security Corp. (The)
3.50%, 07/15/22	14,415	14,667,263
4.13%, 06/15/23(b)	15,834	16,464,272
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)	8,884	9,009,442
6.63%, 07/15/26 (Call 07/15/22)(a)	38,345	40,734,714
9.75%, 07/15/27 (Call 07/15/22)(a)	19,590	21,597,975
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	20,214	20,234,618
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	9,789	9,717,540
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	12,990	13,753,163
7.63%, 09/01/23 (Call 09/01/21)	4,884	5,034,427
7.88%, 12/01/22 (Call 12/01/21)	7,728	7,759,298
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	8,937	9,214,047
5.38%, 03/01/29 (Call 03/01/24)(a)	11,803	12,275,120
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	8,884	9,350,410
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	13,691	14,104,726
5.50%, 07/15/25 (Call 06/18/22)(a)(b)	6,244	6,635,187
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	10,043	10,063,505
6.00%, 06/01/29 (Call 06/01/24)(a)	4,115	4,080,023
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	11,569	12,805,919
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	15,170	15,238,373
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	17,155	18,065,351
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	24,915	26,265,069
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)(b)	9,323	9,768,639
5.00%, 06/15/28 (Call 06/15/23)(a)(b)	15,318	16,524,293
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	24,673	24,538,162
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(a)(b)	7,466	7,675,695
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	2,650	2,653,843
Security	Par (000)	Value

Commercial Services (continued)
4.75%, 07/15/31 (Call 07/15/26)(a)	$3,810	$3,805,428
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	20,425	21,620,502
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	14,039	15,226,200
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	18,557	17,834,990
5.25%, 04/15/24(a)(b)	13,098	13,960,241
5.75%, 04/15/26(a)(b)	23,544	25,721,820
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	26,550	27,462,656
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	16,606	17,922,618
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	15,881	18,598,636
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	16,218	15,750,597
4.00%, 05/15/31 (Call 05/15/26)	12,268	12,506,613
4.63%, 12/15/27 (Call 12/15/22)(b)	10,170	10,737,613
5.13%, 06/01/29 (Call 06/01/24)(b)	15,327	16,591,477
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	3,320	3,340,750
3.50%, 06/01/31 (Call 03/01/31)(a)	3,660	3,655,425
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)(b)	2,577	2,708,968
3.88%, 02/15/31 (Call 08/15/25)(b)	21,635	21,765,026
4.00%, 07/15/30 (Call 07/15/25)(b)	13,078	13,339,560
4.88%, 01/15/28 (Call 01/15/23)(b)	32,030	33,811,188
5.25%, 01/15/30 (Call 01/15/25)(b)	14,222	15,501,127
5.50%, 05/15/27 (Call 05/15/22)(b)	18,716	19,816,901
5.88%, 09/15/26 (Call 09/15/21)(b)	17,698	18,406,805
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	20,900	22,166,958
		730,483,173
Computers — 1.5%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	28,880	30,583,698
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	27,600	28,182,912
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)(b)	5,547	5,685,675
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	11,918	13,229,311
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	17,221	17,775,344
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(a)	12,021	4,193,826
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	11,589	11,936,902
5.13%, 04/15/29 (Call 04/15/24)(a)	23,715	24,281,710
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	8,641	8,962,358
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	10,152	10,698,685
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	8,545	9,283,886
8.13%, 04/15/25 (Call 04/15/22)(a)(b)	6,183	6,731,741
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)(b)	11,337	10,798,492
3.38%, 07/15/31 (Call 01/15/26)(a)(b)	10,941	10,402,007
4.09%, 06/01/29 (Call 03/01/29)(a)	8,768	8,833,760
4.13%, 01/15/31 (Call 10/15/30)(a)	9,707	9,634,198
4.75%, 06/01/23(b)	10,449	11,164,652
4.75%, 01/01/25(b)	7,531	8,216,585
4.88%, 03/01/24 (Call 01/01/24)(b)	10,368	11,180,022
4.88%, 06/01/27 (Call 03/01/27)(b)	5,456	5,956,315
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/21)(a)	21,573	21,942,977

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Vericast Corp., 8.38%, 08/15/22(a)(b)	$13,114	$13,409,065
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(a)	3,727	4,118,262
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	45,700	50,888,778
		338,091,161
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23	610	655,150
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	17,395	17,639,989
6.50%, 04/15/26 (Call 04/15/22)(a)	2,907	2,896,099
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	9,492	9,517,439
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	15,303	16,240,309
		46,948,986
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	7,275	7,168,421
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	15,249	15,606,398
Avient Corp.
5.25%, 03/15/23(b)	7,312	7,841,023
5.75%, 05/15/25 (Call 05/15/22)(a)(b)	14,690	15,531,002
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)(b)	14,789	15,121,753
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	24,758	23,953,365
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	21,778	22,822,255
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)(b)	12,527	12,245,143
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	16,673	16,393,264
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	9,635	8,157,762
		144,840,386
Diversified Financial Services — 2.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	14,268	14,767,380
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	20,580	23,662,569
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	15,756	17,134,650
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	11,169	11,069,596
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	10,500	10,862,250
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	17,662	17,584,178
4.38%, 05/15/31 (Call 05/15/26)(a)	7,370	7,365,431
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	9,157	9,571,927
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	12,353	11,935,083
5.50%, 08/15/28 (Call 08/15/23)(a)	15,589	15,433,110
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	11,663	12,042,047
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	9,283	9,177,837
5.00%, 03/15/27 (Call 09/15/26)(b)	14,742	14,981,557
5.50%, 01/25/23	17,946	18,847,248
5.88%, 10/25/24(b)	8,721	9,283,868
6.13%, 03/25/24	16,139	17,269,133
6.50%, 06/15/22	14,321	14,983,346
6.75%, 06/25/25	9,782	10,779,732
6.75%, 06/15/26(b)	9,416	10,333,664
Security	Par (000)	Value

Diversified Financial Services (continued)
7.25%, 01/25/22	$368	$381,881
7.25%, 09/25/23(b)	9,020	9,905,190
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)(b)	33,873	35,055,435
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)(b)	17,327	16,767,338
5.38%, 11/15/29 (Call 05/15/29)(b)	14,310	15,270,261
5.63%, 03/15/23(b)	14,741	15,650,029
6.13%, 05/15/22(b)	12,055	12,548,049
6.13%, 03/15/24 (Call 09/15/23)	24,275	26,186,656
6.63%, 01/15/28 (Call 07/15/27)(b)	13,393	15,201,055
6.88%, 03/15/25(b)	22,125	25,033,015
7.13%, 03/15/26(b)	29,647	34,513,703
8.88%, 06/01/25 (Call 06/01/22)(b)	11,915	13,155,777
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	12,982	12,592,540
5.38%, 10/15/25 (Call 10/15/22)(a)	12,262	12,919,379
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	18,617	19,466,308
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	13,705	13,365,322
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	24,999	24,502,937
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)	5,106	5,255,453
5.50%, 04/15/29 (Call 03/30/24)(a)	13,940	13,796,418
		578,651,352
Electric — 2.8%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	16,787	15,800,764
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	21,922	22,168,623
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	11,890	11,618,908
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	17,621	17,091,556
5.13%, 03/15/28 (Call 03/15/23)(a)	25,736	25,929,020
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,863	20,415,787
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	17,515	16,970,914
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	16,992	17,636,846
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	7,572	8,092,575
4.35%, 04/15/29 (Call 01/15/29)(b)	7,362	7,956,482
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	30,479	31,967,799
5.63%, (Call 01/22/24)(a)(b)(c)(d)	27,793	29,758,032
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	13,366	12,983,871
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	10,291	9,654,860
Series B, 4.40%, 07/15/27 (Call 04/15/27)	29,450	32,057,185
Series B, 4.75%, 03/15/23 (Call 12/15/22)	3,498	3,692,839
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	8,757	8,988,331
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	7,463	8,111,168
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	9,603	10,059,636
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	12,350	13,104,894
4.25%, 09/15/24 (Call 07/15/24)(a)	1,008	1,062,201
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	10,032	10,873,254
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	8,973	8,659,259
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	20,238	19,396,605
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	15,129	15,942,184
5.75%, 01/15/28 (Call 01/15/23)(b)	17,115	18,140,189

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.63%, 01/15/27 (Call 07/15/21)	$20,558	$21,345,371
7.25%, 05/15/26 (Call 05/15/22)	16,316	16,933,561
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	18,363	18,356,573
5.25%, 07/01/30 (Call 06/15/25)(b)	19,552	19,796,400
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	10,210	8,550,875
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	9,669	9,671,030
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	14,550	14,904,438
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	6,911	7,174,970
10.50%, 01/15/26 (Call 01/15/22)(a)	11,139	10,136,490
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	23,000	23,128,110
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	25,465	26,050,695
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	18,095	18,704,662
5.63%, 02/15/27 (Call 02/15/22)(a)	25,105	26,061,405
		618,948,362
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	16,568	16,375,100
4.75%, 06/15/28 (Call 07/01/23)(a)(b)	10,698	10,853,249
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	29,151	31,555,958
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	26,830	29,794,715
		88,579,022
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	39,407	39,777,402
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	17,798	17,813,128
4.88%, 10/15/23(a)(b)	11,082	11,860,906
5.00%, 10/01/25(a)(b)	13,478	14,937,956
5.63%, 11/01/24(a)(b)	9,291	10,297,959
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	14,554	14,244,727
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	8,579	8,889,989
		117,822,067
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	6,481	6,670,894
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	14,534	14,866,901
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	12,651	13,327,196
		34,864,991
Engineering & Construction — 0.3%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	17,159	19,003,593
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(a)(b)	18,915	19,340,587
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	9,570	10,086,780
4.25%, 09/15/28 (Call 06/15/28)(b)	11,916	12,154,320
		60,585,280
Entertainment — 3.0%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)(b)	8,312	9,018,520
AMC Entertainment Holdings Inc. (12.00% PIK), 12.00%, 06/15/26 (Call 06/15/23)(a)(e)	1,821	1,793,823
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)(b)	63,836	67,278,037
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	34,501	38,244,013
Security	Par (000)	Value

Entertainment (continued)
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(a)(b)	$33,520	$33,797,770
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	19,323	20,265,383
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	9,240	9,412,403
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	7,219	7,291,190
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	10,706	10,984,356
5.50%, 05/01/25 (Call 05/01/22)(a)(b)	19,675	20,560,375
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	13,738	14,130,275
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	12,334	12,835,007
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)(b)	16,722	16,738,722
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	8,091	8,394,817
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	14,130	14,589,225
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	14,667	15,602,021
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	14,018	15,888,982
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	22,126	24,553,222
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	19,321	20,003,109
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,381	8,371,976
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	17,719	18,095,883
4.88%, 11/01/24 (Call 11/01/21)(a)(b)	10,894	11,099,624
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	25,209	27,824,434
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(a)(b)	3,023	3,159,035
8.00%, 02/01/26 (Call 02/01/23)(a)	22,914	23,429,565
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(a)	25,064	25,847,250
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	11,932	12,924,779
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	9,782	10,845,793
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	20,864	22,442,245
8.63%, 07/01/25 (Call 07/01/22)(a)(b)	11,625	12,675,900
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)(b)	19,143	19,305,895
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	10,531	10,934,337
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	14,665	15,819,869
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	16,590	17,232,863
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	15,023	14,168,567
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	9,850	9,963,891
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	14,250	14,784,375
7.75%, 04/15/25 (Call 04/15/22)(a)(b)	11,222	12,102,162
		652,409,693
Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	8,651	8,910,530
5.88%, 07/01/25 (Call 07/01/21)(b)	5,607	5,789,228
6.00%, 01/01/27 (Call 01/01/22)(b)	5,593	5,854,193

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	$13,500	$13,140,630
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	14,340	14,662,650
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	9,479	9,135,386
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	9,569	9,929,678
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	10,418	10,967,750
8.50%, 05/01/27 (Call 05/01/22)(a)	1,347	1,478,577
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	10,896	10,912,344
5.38%, 07/15/24 (Call 06/07/21)(a)(b)	6,835	7,040,118
		97,821,084
Food — 3.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	13,955	14,049,475
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	12,182	12,471,323
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	25,878	24,817,002
4.63%, 01/15/27 (Call 01/15/22)(a)(b)	25,461	26,288,482
4.88%, 02/15/30 (Call 02/15/25)(a)	18,024	18,784,613
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	15,742	16,770,954
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	10,070	11,098,046
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)(b)	14,681	15,084,727
5.25%, 09/15/27 (Call 03/01/22)(b)	11,769	12,160,908
JBS USA Food Co.
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	11,846	12,578,546
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	18,138	19,344,177
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)(b)	15,986	17,504,670
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	9,380	9,512,727
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	25,251	27,776,100
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	26,056	29,245,846
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	32,652	34,490,961
3.50%, 06/06/22(b)	1,801	1,854,703
3.75%, 04/01/30 (Call 01/01/30)	20,840	22,298,800
3.88%, 05/15/27 (Call 02/15/27)(b)	25,843	28,298,085
3.95%, 07/15/25 (Call 04/15/25)(b)	26,901	29,624,726
4.25%, 03/01/31 (Call 12/01/30)	25,762	28,692,427
4.63%, 01/30/29 (Call 10/30/28)	18,288	20,711,160
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	15,477	16,035,624
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	16,866	17,462,340
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	10,249	11,297,530
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	19,486	19,706,192
5.88%, 09/30/27 (Call 09/30/22)(a)	15,831	16,840,226
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	34,390	34,003,112
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	32,205	32,479,622
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	12,330	13,185,394
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	18,046	19,064,697
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	23,766	24,962,618
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	17,580	17,533,578
6.25%, 04/15/25 (Call 04/15/22)(a)	19,282	20,435,256
		676,464,647
Security	Par (000)	Value

Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	$10,521	$10,771,663
5.00%, 04/01/25 (Call 04/01/22)(a)(b)	9,429	9,678,279
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	23,272	24,050,157
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	29,628	31,511,230
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	7,925	8,025,806
10.50%, 05/15/29 (Call 05/15/24)(a)	12,700	13,374,116
		97,411,251
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	17,476	18,000,280

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	12,747	14,014,132
5.63%, 05/20/24 (Call 03/20/24)(b)	12,801	14,104,142
5.75%, 05/20/27 (Call 02/20/27)(b)	8,538	9,487,852
5.88%, 08/20/26 (Call 05/20/26)(b)	13,178	14,689,517
		52,295,643
Health Care - Products — 0.4%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)(b)	31,233	32,502,621
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	18,902	18,429,450
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	8,811	9,197,830
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	978	1,065,042
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	11,911	12,323,121
4.63%, 11/15/27 (Call 11/15/22)(b)	11,851	12,611,716
4.88%, 06/01/26 (Call 06/01/21)	5,091	5,228,712
		91,358,492
Health Care - Services — 6.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	885	919,211
5.50%, 07/01/28 (Call 07/01/23)(a)	1,085	1,151,375
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	11,481	11,080,695
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	9,295	9,683,066
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)(b)	41,790	40,148,907
3.00%, 10/15/30 (Call 07/15/30)	41,634	41,713,625
3.38%, 02/15/30 (Call 02/15/25)(b)	37,558	37,982,405
4.25%, 12/15/27 (Call 12/15/22)(b)	46,745	49,129,453
4.63%, 12/15/29 (Call 12/15/24)(b)	67,135	72,492,373
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	30,838	32,123,945
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	13,113	13,719,476
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	9,452	9,468,994
4.00%, 03/15/31 (Call 03/15/26)(a)	9,878	10,058,619
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	10,962	11,290,860
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	20,584	20,165,321
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	33,660	35,320,280
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	16,520	17,312,930
6.13%, 04/01/30 (Call 04/01/25)(a)	26,205	26,134,509
6.63%, 02/15/25 (Call 02/15/22)(a)(b)	27,623	29,073,208
6.88%, 04/01/28 (Call 04/01/23)(a)	19,219	18,350,301

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	$32,682	$33,360,478
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	39,288	42,083,436
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	13,013	14,285,021
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	27,981	26,826,784
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	52,479	53,518,084
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)(b)	6,962	7,384,593
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	15,690	16,208,424
4.75%, 02/01/30 (Call 02/01/25)(b)	16,400	17,265,531
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	51,447	52,872,082
5.38%, 02/01/25	48,445	54,197,844
5.38%, 09/01/26 (Call 03/01/26)(b)	18,578	21,071,710
5.63%, 09/01/28 (Call 03/01/28)	28,781	33,587,755
5.88%, 05/01/23(b)	21,879	23,788,162
5.88%, 02/15/26 (Call 08/15/25)(b)	28,215	32,277,960
5.88%, 02/01/29 (Call 08/01/28)(b)	19,571	23,005,711
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	22,636	23,484,850
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	23,032	24,116,807
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)(b)	10,248	10,243,150
6.75%, 04/15/25 (Call 04/15/22)(a)(b)	10,455	11,100,524
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	10,583	10,392,506
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	20,748	22,003,959
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	13,594	13,871,929
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	14,492	14,944,875
5.38%, 11/15/22 (Call 08/15/22)(b)	13,420	14,015,445
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	13,789	15,116,191
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	29,454	31,736,685
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	15,218	15,763,839
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	25,159	26,599,982
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	21,555	21,560,497
4.63%, 07/15/24 (Call 07/15/21)	35,159	35,675,837
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	9,948	10,193,384
4.63%, 06/15/28 (Call 06/15/23)(a)	11,246	11,514,967
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	41,504	42,919,702
5.13%, 05/01/25 (Call 05/01/22)(b)	27,418	27,810,812
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	28,107	29,347,924
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	46,666	48,712,785
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	28,178	29,409,379
6.75%, 06/15/23(b)	32,366	35,165,659
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	12,165	13,043,161
		1,477,797,977
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	19,333	19,923,623
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	14,251	13,983,794
4.75%, 09/15/24 (Call 06/15/24)(b)	19,013	19,838,375
5.25%, 05/15/27 (Call 11/15/26)(a)	5,710	5,853,778
Security	Par (000)	Value

Holding Companies - Diversified (continued)
5.25%, 05/15/27 (Call 11/15/26)	$16,188	$16,595,614
6.25%, 05/15/26 (Call 05/15/22)(b)	22,712	24,012,262
6.38%, 12/15/25 (Call 12/15/21)(b)	13,375	13,837,870
6.75%, 02/01/24 (Call 02/01/22)(b)	8,040	8,206,026
Stena AB, 7.00%, 02/01/24(a)(b)	10,162	10,670,100
		132,921,442
Home Builders — 0.7%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30 (Call 02/15/25)(a)	9,486	9,335,581
Brookfield Residential Properties Inc./Brookfield Residential US LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)(b)	13,178	13,931,995
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	11,261	11,232,847
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	11,255	11,739,528
Meritage Homes Corp.
3.88%, 04/15/29(a)	7,165	7,463,781
6.00%, 06/01/25 (Call 03/01/25)(b)	8,336	9,541,942
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	12,318	13,046,055
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	10,263	11,019,383
5.75%, 01/15/28 (Call 10/15/27)(a)	8,461	9,397,351
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	9,453	10,581,594
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	9,745	10,424,714
4.35%, 02/15/28 (Call 11/15/27)(b)	7,084	7,721,560
4.38%, 04/15/23 (Call 01/15/23)(b)	5,881	6,176,749
4.88%, 03/15/27 (Call 12/15/26)(b)	8,268	9,373,845
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	10,698	11,905,329
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	10,359	10,634,860
		163,527,114
Household Products & Wares — 0.2%
Central Garden & Pet Co., 4.13%, 04/30/31 (Call 04/30/26)(a)	8,313	8,371,918
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	8,767	8,902,889
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	10,017	10,192,298
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	10,062	9,760,140
5.75%, 07/15/25 (Call 07/15/21)(b)	7,861	8,052,808
		45,280,053
Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(b)	16,254	17,086,205
4.70%, 04/01/26 (Call 01/01/26)	37,943	42,638,446
4.88%, 06/01/25 (Call 05/01/25)(b)	11,707	13,019,238
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(a)	10,653	10,506,229
4.50%, 10/15/29 (Call 10/15/24)(b)	6,176	6,428,907
		89,679,025
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	13,539	13,238,603
7.00%, 11/15/25 (Call 11/15/21)(a)(b)	18,765	19,183,694

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	$7,738	$8,720,081
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	9,538	9,501,438
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	26,534	27,307,466
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)	11,311	11,258,215
7.00%, 08/15/25 (Call 08/15/21)(a)(b)	9,785	10,017,394
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	10,331	11,069,667
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/22)(a)	31,774	32,981,412
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	8,365	8,857,639
4.88%, 03/15/27 (Call 09/15/26)(b)	9,334	9,983,822
6.63%, 03/15/25 (Call 09/15/24)(b)	10,315	11,645,635
		173,765,066
Internet — 1.8%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	12,921	12,718,463
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	10,047	10,291,896
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	16,190	15,586,599
5.25%, 12/01/27 (Call 06/01/22)(a)(b)	8,690	9,104,133
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	9,268	9,186,905
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	10,590	10,853,426
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	8,016	8,386,740
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	11,420	12,301,941
4.38%, 11/15/26(b)	16,148	18,207,117
4.88%, 04/15/28(b)	29,232	33,628,493
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	19,705	22,710,012
5.38%, 11/15/29(a)	16,332	19,330,282
5.75%, 03/01/24(b)	4,071	4,574,496
5.88%, 02/15/25	16,614	19,093,639
5.88%, 11/15/28(b)	35,789	43,344,953
6.38%, 05/15/29(b)	14,900	18,674,915
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	3,210	3,283,375
5.00%, 04/15/25 (Call 04/15/22)(a)	20,889	21,150,087
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	16,802	18,363,242
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	10,247	11,070,142
7.50%, 05/15/25 (Call 05/15/22)(a)(b)	18,567	20,066,285
7.50%, 09/15/27 (Call 09/15/22)(a)	23,869	26,227,532
8.00%, 11/01/26 (Call 11/01/21)(a)(b)	27,638	29,874,467
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	1,036	1,103,744
5.25%, 04/01/25 (Call 01/01/25)	1,089	1,238,030
		400,370,914
Iron & Steel — 0.6%
ArcelorMittal SA
3.60%, 07/16/24(b)	12,475	13,296,673
4.25%, 07/16/29(b)	9,133	9,929,283
4.55%, 03/11/26(b)	13,769	15,363,984
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	8,527	8,777,523
Security	Par (000)	Value

Iron & Steel (continued)
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	$10,783	$11,025,618
5.88%, 06/01/27 (Call 06/01/22)(b)	9,831	10,291,091
6.75%, 03/15/26 (Call 03/04/23)(a)(b)	14,713	15,890,040
9.88%, 10/17/25 (Call 10/17/22)(a)	12,253	14,327,678
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/22)(b)	12,252	12,549,111
6.88%, 08/15/25 (Call 08/15/21)(b)	13,795	14,114,749
6.88%, 03/01/29 (Call 03/01/24)	14,807	15,521,623
		141,087,373
Leisure Time — 0.7%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	18,537	19,133,660
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	8,825	9,353,551
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	9,998	9,555,089
5.88%, 03/15/26 (Call 12/15/25)(a)	27,790	28,971,075
10.25%, 02/01/26 (Call 08/01/23)(a)(b)	14,546	17,073,386
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	12,471	15,080,348
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	9,835	10,296,192
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	15,814	15,335,358
13.00%, 05/15/25 (Call 05/15/22)(a)	12,803	15,011,475
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	12,220	12,335,675
		152,145,809
Lodging — 3.1%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	19,847	20,268,749
4.75%, 06/15/31 (Call 05/25/26)(a)	1,925	1,941,844
6.00%, 08/15/26 (Call 08/15/21)(b)	13,938	14,504,580
6.38%, 04/01/26 (Call 04/01/22)(b)	11,064	11,431,325
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	11,542	12,696,200
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(a)	9,800	10,175,585
10.75%, 09/01/24 (Call 09/01/21)(a)	10,582	11,077,634
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	29,629	29,003,087
3.75%, 05/01/29 (Call 05/01/24)(a)	14,971	15,008,427
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	20,933	21,110,721
4.88%, 01/15/30 (Call 01/15/25)	17,495	18,664,978
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	9,290	9,782,704
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	9,180	9,907,706
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)(b)	12,319	12,817,304
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	11,080	11,790,560
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	15,425	16,073,004
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/21)(a)(b)	17,784	18,257,782
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	10,720	11,187,359
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	22,631	24,053,924
5.63%, 07/17/27 (Call 07/17/22)(a)	11,293	11,898,481
5.75%, 07/21/28 (Call 07/21/23)(a)	14,237	15,144,609
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	15,925	16,425,540
5.25%, 06/18/25 (Call 06/16/22)(a)(b)	8,325	8,668,406
5.38%, 05/15/24 (Call 05/15/22)(a)(b)	12,022	12,323,551
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	13,595	14,314,282

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	$7,513	$7,887,147
4.75%, 10/15/28 (Call 07/15/28)(b)	13,441	14,170,286
5.50%, 04/15/27 (Call 01/15/27)(b)	13,189	14,387,734
5.75%, 06/15/25 (Call 03/15/25)(b)	12,952	14,217,605
6.00%, 03/15/23	20,766	22,194,597
6.75%, 05/01/25 (Call 05/01/22)(b)	14,032	15,002,547
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/21)(a)	506	517,436
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	18,535	18,887,165
6.00%, 07/15/25 (Call 07/15/22)(a)(b)	12,107	12,775,912
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	10,030	10,828,488
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	6,110	6,336,559
6.00%, 04/01/27 (Call 01/01/27)	7,994	8,843,363
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	12,556	14,376,871
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	1,508	1,541,804
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	8,330	8,565,670
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	17,241	18,255,824
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	34,869	37,214,931
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(a)(b)	13,346	13,579,889
5.13%, 12/15/29 (Call 12/15/24)(a)	19,086	19,756,130
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	19,363	20,338,030
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	14,924	15,688,855
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	23,146	24,390,097
		678,285,282
Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)(b)	1,853	1,956,562
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(a)(b)	15,019	15,634,930
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	8,728	9,394,470
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	30,035	31,347,154
		58,333,116
Manufacturing — 0.7%
Bombardier Inc.
6.00%, 10/15/22(a)(b)	23,480	23,509,350
6.13%, 01/15/23(a)	19,811	20,808,484
7.50%, 12/01/24 (Call 12/01/21)(a)(b)	18,090	18,564,863
7.50%, 03/15/25 (Call 03/15/22)(a)(b)	28,241	28,452,807
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	38,783	39,364,745
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/21)(a)(b)	9,998	10,336,249
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	16,684	19,290,875
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)(b)	1,789	1,917,665
		162,245,038
Media — 9.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	23,644	23,466,670
7.50%, 05/15/26 (Call 05/15/22)(a)	47,833	49,786,739
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	19,335	19,189,988
4.75%, 08/01/25 (Call 08/01/21)(b)	17,151	17,628,655
5.00%, 04/01/24 (Call 04/01/22)	5,714	5,788,996
Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(a)(b)	$9,000	$9,098,130
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	57,165	57,050,670
4.50%, 08/15/30 (Call 02/15/25)(a)	52,845	53,850,640
4.50%, 05/01/32 (Call 05/01/26)	55,522	56,088,324
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	15,339	15,324,581
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	57,937	60,127,743
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	49,020	51,397,470
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	63,434	66,465,930
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	30,057	32,649,416
5.50%, 05/01/26 (Call 05/01/22)(a)	23,754	24,554,510
5.75%, 02/15/26 (Call 02/15/22)(a)	30,918	31,969,212
5.88%, 05/01/27 (Call 05/01/22)(a)	9,592	9,894,148
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	22,378	22,595,067
9.25%, 02/15/24 (Call 02/15/22)(b)	16,869	17,703,278
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	19,266	18,049,177
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	20,565	20,136,156
4.50%, 11/15/31 (Call 11/15/26)(a)	27,495	27,414,440
4.63%, 12/01/30 (Call 12/01/25)(a)	43,156	41,734,010
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	9,155	9,123,873
5.25%, 06/01/24(b)	15,241	16,517,434
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	18,975	19,947,469
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	24,906	26,151,300
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	42,411	44,268,602
5.88%, 09/15/22(b)	9,841	10,335,321
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	32,733	35,814,550
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	19,562	21,420,390
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	55,755	41,258,142
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	31,179	17,819,734
DISH DBS Corp.
5.00%, 03/15/23	30,254	31,514,403
5.13%, 06/01/29(a)	27,555	27,371,759
5.88%, 07/15/22(b)	32,764	34,115,515
5.88%, 11/15/24	37,902	40,371,694
7.38%, 07/01/28 (Call 07/01/23)(b)	19,709	21,163,940
7.75%, 07/01/26(b)	37,840	43,018,026
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	15,317	15,058,143
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	12,436	12,844,523
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	15,634	16,943,348
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	8,627	8,816,276
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	15,484	16,027,780
6.38%, 05/01/26 (Call 05/01/22)(b)	12,305	13,143,824
8.38%, 05/01/27 (Call 05/01/22)(b)	29,236	31,262,515
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	15,575	15,983,844
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	25,089	26,943,077
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/22)(b)	26,070	27,229,333
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	20,130	20,331,300
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	19,422	19,786,162
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	34,494	36,520,522
Quebecor Media Inc., 5.75%, 01/15/23(b)	15,980	17,013,240

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	$16,602	$16,870,849
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	19,513	20,099,094
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	9,828	9,584,462
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	9,370	9,381,713
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	9,213	9,529,505
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	13,814	13,496,013
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	7,933	7,933,000
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	10,157	10,175,384
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)(b)	15,366	15,440,525
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	28,713	28,789,098
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	28,041	28,742,025
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	28,417	29,735,813
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	19,742	20,361,504
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	24,551	26,545,769
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	18,730	19,146,743
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	10,271	10,936,304
5.00%, 09/15/29 (Call 09/15/24)(b)	21,101	21,598,114
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	17,400	18,224,325
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	19,505	19,792,699
5.13%, 02/15/25 (Call 02/15/22)(a)(b)	27,699	28,210,171
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	28,546	30,931,635
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	24,355	24,324,556
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	6,550	6,838,200
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(c)	1,812	1,847,062
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	11,233	12,815,131
Videotron Ltd.
5.00%, 07/15/22(b)	10,378	10,767,175
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	13,178	13,820,428
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	13,595	14,873,338
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	18,101	18,050,091
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	16,325	16,329,019
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	14,686	15,229,382
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	27,525	29,486,156
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	9,360	9,491,040
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	10,366	10,547,667
6.00%, 01/15/27 (Call 01/15/22)(a)	11,561	12,096,274
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	12,839	13,156,765
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	30,766	31,990,148
		2,087,267,166
Mining — 1.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	8,910	9,143,331
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	15,362	16,637,046
6.13%, 05/15/28 (Call 05/15/23)(a)	9,776	10,655,840
7.00%, 09/30/26 (Call 09/30/21)(a)	8,341	8,726,771
Security	Par (000)	Value

Mining (continued)
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	$13,280	$14,191,202
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	17,154	18,284,106
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	9,750	9,474,075
5.75%, 05/15/24 (Call 05/15/22)(a)(b)	6,041	6,107,451
5.88%, 02/15/26 (Call 11/15/21)(a)(b)	10,711	10,999,101
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	29,285	30,632,751
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,808	10,649,821
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	14,129	15,407,957
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	14,748	15,319,211
4.13%, 03/01/28 (Call 03/01/23)	14,926	15,578,581
4.25%, 03/01/30 (Call 03/01/25)(b)	9,418	10,128,117
4.38%, 08/01/28 (Call 08/01/23)(b)	10,313	10,881,762
4.55%, 11/14/24 (Call 08/14/24)	11,842	12,873,734
4.63%, 08/01/30 (Call 08/01/25)(b)	15,903	17,476,548
5.00%, 09/01/27 (Call 09/01/22)(b)	13,185	13,918,892
5.25%, 09/01/29 (Call 09/01/24)(b)	13,562	15,076,197
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(a)	6,830	6,951,915
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	29,944	31,457,669
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	24,404	25,448,491
		336,020,569
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)(b)	14,852	15,082,206
4.13%, 05/01/25 (Call 05/01/22)	8,260	8,635,747
4.25%, 04/01/28 (Call 10/01/22)(b)	13,273	13,965,409
5.50%, 12/01/24 (Call 06/01/24)(b)	10,349	11,565,111
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	937	975,355
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	14,386	14,963,064
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	13,676	14,376,895
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	14,751	15,230,407
		94,794,194
Oil & Gas — 7.3%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)(b)	12,030	12,334,960
5.38%, 03/01/30 (Call 03/01/25)(a)	1,630	1,634,075
5.63%, 06/01/23 (Call 06/01/21)	6,755	6,763,309
7.63%, 02/01/29 (Call 02/01/24)(a)	12,540	13,794,000
8.38%, 07/15/26 (Call 01/15/24)(a)	8,903	10,082,648
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	10,587	10,666,403
4.38%, 10/15/28 (Call 07/15/28)(b)	19,258	19,755,434
4.63%, 11/15/25 (Call 08/15/25)(b)	10,011	10,611,542
4.88%, 11/15/27 (Call 05/15/27)(b)	13,523	14,199,150
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	11,291	11,686,185
9.00%, 11/01/27 (Call 11/01/26)(a)	628	861,930
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	6,475	5,959,590
6.25%, 04/15/23(b)	7,955	7,537,363

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	$10,402	$11,167,275
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	8,828	9,353,266
5.88%, 02/01/29 (Call 02/05/24)(a)	8,710	9,417,388
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	24,658	25,212,805
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	12,184	12,540,626
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	21,404	22,260,160
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	8,587	9,166,623
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	12,823	13,789,854
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(a)	23,451	24,512,406
7.50%, 05/15/25 (Call 05/15/22)(a)	2,818	2,924,279
9.75%, 08/15/26 (Call 08/15/21)(b)	11,006	11,938,758
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	19,049	20,002,783
4.38%, 01/15/28 (Call 10/15/27)(b)	17,304	18,753,210
4.50%, 04/15/23 (Call 01/15/23)	8,490	8,863,560
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	28,366	33,330,050
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	7,690	7,921,341
5.63%, 10/15/25 (Call 10/15/21)(a)(b)	18,863	19,502,267
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	10,939	10,925,326
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	7,226	7,262,130
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(a)	8,963	9,265,232
5.75%, 01/30/28 (Call 01/30/23)(a)	17,914	18,972,975
6.63%, 07/15/25 (Call 07/15/22)(a)	10,100	10,731,250
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	7,885	8,124,892
4.88%, 03/30/26 (Call 12/30/25)(a)	7,725	8,005,804
5.38%, 03/30/28 (Call 09/30/27)(a)	9,340	9,701,458
5.88%, 03/30/31 (Call 09/30/30)(a)	11,335	11,774,231
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	5,428	5,546,330
3.13%, 05/15/26 (Call 05/15/23)(a)	9,295	9,461,102
3.63%, 05/15/31 (Call 11/15/30)(a)	6,465	6,661,342
3.90%, 10/01/27 (Call 07/01/27)(b)	22,358	23,876,108
7.63%, 02/01/25 (Call 01/01/25)(b)	20,644	24,110,128
8.50%, 02/01/30 (Call 11/01/29)(b)	13,946	18,094,935
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/22)(a)	6,225	6,333,824
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	11,333	11,635,024
6.00%, 02/01/31 (Call 02/01/26)(a)	11,324	11,737,956
6.25%, 11/01/28 (Call 11/01/23)(a)	9,020	9,465,363
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)(f)	4,540	4,790,095
6.13%, 06/30/25 (Call 03/30/25)(a)(f)	9,813	10,809,020
6.50%, 06/30/27 (Call 12/30/26)(a)(f)	11,739	13,086,579
6.75%, 06/30/30 (Call 12/30/29)(a)(f)	9,679	10,938,076
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	19,192	19,287,960
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	9,929	10,303,025
6.50%, 01/15/25 (Call 01/15/22)(a)(b)	5,778	5,971,924
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	24,158	25,906,203
Security	Par (000)	Value

Oil & Gas (continued)
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/22)(a)(b)	$13,168	$11,725,722
10.50%, 05/15/27 (Call 05/15/22)(a)	9,090	8,640,298
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)(b)	10,954	11,224,564
5.88%, 12/01/27 (Call 12/01/22)	9,920	10,227,024
6.38%, 07/15/28 (Call 07/15/24)(b)	9,967	10,465,350
6.88%, 08/15/24 (Call 08/15/21)(b)	7,666	7,851,747
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	8,439	7,014,919
9.00%, 02/01/25 (Call 12/01/21)(a)	227	234,718
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	9,465	8,259,790
7.50%, 01/15/28 (Call 01/15/23)(a)	2,698	2,283,351
Occidental Petroleum Corp.
2.70%, 08/15/22	26,020	26,146,847
2.70%, 02/15/23 (Call 08/15/22)(b)	14,121	14,226,625
2.90%, 08/15/24 (Call 06/15/24)	58,006	57,933,492
3.00%, 02/15/27 (Call 11/15/26)	13,116	12,460,200
3.20%, 08/15/26 (Call 06/15/26)	18,240	17,632,889
3.40%, 04/15/26 (Call 01/15/26)(b)	21,069	20,620,005
3.50%, 06/15/25 (Call 03/15/25)(b)	13,921	13,970,802
3.50%, 08/15/29 (Call 05/15/29)(b)	28,383	26,592,580
5.50%, 12/01/25 (Call 09/01/25)(b)	13,453	14,495,141
5.55%, 03/15/26 (Call 12/15/25)	19,158	20,554,139
5.88%, 09/01/25 (Call 06/01/25)(b)	16,952	18,392,720
6.13%, 01/01/31 (Call 07/01/30)(b)	23,930	26,541,959
6.38%, 09/01/28 (Call 03/01/28)(b)	11,075	12,290,813
6.63%, 09/01/30 (Call 03/01/30)(b)	28,875	33,092,482
6.95%, 07/01/24	9,738	10,823,300
7.50%, 05/01/31(b)	15,846	18,733,029
7.88%, 09/15/31	8,828	10,764,422
8.00%, 07/15/25 (Call 04/15/25)(b)	9,114	10,696,828
8.50%, 07/15/27 (Call 01/15/27)(b)	8,348	10,141,150
8.88%, 07/15/30 (Call 01/15/30)(b)	19,335	24,792,884
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)(b)	12,848	14,475,199
5.63%, 07/01/24	16,765	18,659,445
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	15,834	16,049,738
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	10,087	10,740,133
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27 (Call 10/15/22)(a)	832	900,640
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	18,384	13,565,798
7.25%, 06/15/25 (Call 06/15/21)(b)	13,231	10,757,465
9.25%, 05/15/25 (Call 05/15/22)(a)(b)	24,472	25,202,979
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/22)(b)	13,175	13,752,313
6.13%, 09/15/24 (Call 09/15/21)(b)	4,538	4,647,101
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/22)(a)	10,170	10,278,819
5.13%, 10/06/24 (Call 06/08/21)(a)	9,356	9,491,896
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	13,375	13,709,375
5.00%, 08/15/22 (Call 05/15/22)	6,118	6,263,491
5.00%, 03/15/23 (Call 12/15/22)(b)	7,040	7,241,520
8.25%, 01/15/29 (Call 01/15/24)(a)(b)	11,594	12,927,214
9.25%, 02/01/26 (Call 02/01/22)(b)	15,827	17,426,516

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
SM Energy Co.
6.63%, 01/15/27 (Call 01/15/22)(b)	$6,056	$6,007,120
6.75%, 09/15/26 (Call 09/15/21)	7,731	7,708,194
10.00%, 01/15/25 (Call 06/17/22)(a)	11,728	13,285,353
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(b)	15,783	17,285,857
7.50%, 04/01/26 (Call 04/01/22)(b)	9,465	9,990,781
7.75%, 10/01/27 (Call 10/01/22)(b)	8,921	9,688,206
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	15,311	15,177,029
5.50%, 02/15/26 (Call 02/15/22)(b)	8,918	9,189,107
5.88%, 03/15/28 (Call 03/15/23)	7,578	7,993,166
6.00%, 04/15/27 (Call 04/15/22)	11,666	12,190,970
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	12,832	11,997,710
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/22)(a)	10,000	7,850,000
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	10,549	10,487,394
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	10,715	10,661,923
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	10,831	10,526,378
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/22)(a)	9,464	9,032,298
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	8,977	9,687,485
5.25%, 09/15/24 (Call 06/15/24)	6,133	6,801,392
5.25%, 10/15/27 (Call 09/30/22)(b)	5,040	5,393,808
5.75%, 06/01/26 (Call 06/01/21)(b)	5,252	5,481,937
5.88%, 06/15/28 (Call 06/15/23)	2,678	2,954,392
8.25%, 08/01/23 (Call 06/01/23)	1,826	2,096,248
		1,595,727,712
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	15,667	16,260,779
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	9,008	9,567,156
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)(b)	18,762	20,199,132
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/22)	13,346	14,012,633
6.88%, 09/01/27 (Call 09/01/22)	13,624	14,301,113
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)(b)	8,792	9,241,858
11.00%, 12/01/24 (Call 12/01/21)(a)(b)	39,543	39,947,129
		123,529,800
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	10,850	10,836,437
4.00%, 09/01/29 (Call 05/15/24)(a)	21,025	20,696,484
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	22,650	23,255,887
5.25%, 04/30/25 (Call 04/30/22)(a)	13,873	14,593,009
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	34,353	34,653,588
6.00%, 02/15/25 (Call 02/15/22)(a)(b)	12,253	12,623,041
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	24,684	23,734,639
4.00%, 11/15/23(b)	17,050	18,107,871
Security	Par (000)	Value

Packaging & Containers (continued)
4.88%, 03/15/26 (Call 12/15/25)(b)	$16,509	$18,434,331
5.25%, 07/01/25(b)	18,380	20,816,269
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)(b)	7,440	7,450,490
4.50%, 02/15/26 (Call 02/15/22)(a)(b)	15,092	15,491,938
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	27,793	29,342,460
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	15,104	16,010,240
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	17,982	18,943,395
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	9,473	10,172,969
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)(b)	17,177	17,824,954
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(a)(b)	14,746	14,909,173
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	8,776	9,158,305
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	8,010	7,969,009
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	13,829	14,784,930
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	15,073	16,512,471
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(a)(b)	27,761	28,015,013
7.25%, 04/15/25 (Call 04/15/22)(a)(b)	26,147	25,794,669
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	13,796	14,878,986
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	14,399	15,640,914
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	19,432	19,091,940
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	8,870	9,358,589
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	6,586	6,876,290
5.13%, 12/01/24 (Call 09/01/24)(a)	9,520	10,383,940
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	6,997	7,401,077
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	8,469	9,408,824
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)(b)	13,421	13,881,150
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	21,435	22,400,835
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	13,690	14,772,194
		574,226,311
Pharmaceuticals — 3.8%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	32,402	34,723,645
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	26,444	28,641,785
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	23,897	22,436,893
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	18,529	17,000,358
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	23,017	21,339,291
5.25%, 02/15/31 (Call 02/15/26)(a)	18,659	17,121,149
5.50%, 11/01/25 (Call 11/01/21)(a)(b)	30,528	31,347,677
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	8,569	8,967,780
6.13%, 04/15/25 (Call 04/15/22)(a)(b)	59,724	61,082,124
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	27,960	27,330,900
7.00%, 03/15/24 (Call 03/15/22)(a)(b)	30,396	31,031,276
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	14,580	14,957,266
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	14,215	14,694,756
9.00%, 12/15/25 (Call 12/15/21)(a)	29,316	31,395,108

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	$14,810	$16,000,132
5.90%, 08/28/28 (Call 05/28/28)(b)	14,481	16,706,247
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	23,262	16,203,844
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	17,615	18,028,953
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	24,198	23,916,093
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	12,592	13,678,060
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	11,050	11,073,758
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	24,110	24,818,231
Organon Finance 1 LLC
4.13%, 04/30/28 (Call 04/30/24)(a)	39,805	40,103,537
5.13%, 04/30/31 (Call 04/30/26)(a)	38,815	39,833,117
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	37,166	37,905,603
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	11,674	11,258,406
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	9,242	9,663,780
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	52,640	52,146,500
3.15%, 10/01/26(b)	66,032	62,235,160
6.00%, 04/15/24 (Call 01/15/24)(b)	22,715	24,034,174
6.75%, 03/01/28 (Call 12/01/27)(b)	23,112	25,084,702
7.13%, 01/31/25 (Call 10/31/24)(b)	19,434	21,207,547
		825,967,852
Pipelines — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	10,093	10,354,913
5.38%, 06/15/29 (Call 06/15/24)(a)	8,030	8,110,300
5.75%, 03/01/27 (Call 03/01/22)(a)	12,295	12,666,555
5.75%, 01/15/28 (Call 01/15/23)(a)	11,664	12,025,260
7.88%, 05/15/26 (Call 05/15/23)(a)	8,892	9,854,282
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	11,870	12,048,050
4.13%, 03/01/25 (Call 02/01/25)(a)	10,468	10,795,125
4.13%, 12/01/27 (Call 09/01/27)(b)	7,531	7,536,397
4.15%, 07/01/23 (Call 04/01/23)	7,894	8,164,212
4.50%, 03/01/28 (Call 12/01/27)(a)	9,897	9,897,000
6.38%, 01/22/78 (Call 01/22/23)(c)	6,577	5,546,055
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)(b)	37,375	39,243,750
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	27,693	28,588,464
4.50%, 10/01/29 (Call 10/01/24)(b)	28,463	30,135,201
5.63%, 10/01/26 (Call 10/01/21)	17,516	18,251,274
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	11,110	11,428,431
5.75%, 04/01/25 (Call 04/01/22)(b)	9,232	9,474,340
6.00%, 02/01/29 (Call 02/01/24)(a)	12,971	13,424,985
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	5,096	5,283,671
5.13%, 05/15/29 (Call 02/15/29)(b)	11,532	12,430,343
5.38%, 07/15/25 (Call 04/15/25)	16,816	18,439,866
5.63%, 07/15/27 (Call 04/15/27)(b)	10,039	11,045,028
Security	Par (000)	Value

Pipelines (continued)
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	$8,807	$8,071,322
DT Midstream Inc.
4.13%, 06/15/29 (Call 05/20/24)(a)	8,360	8,389,929
4.38%, 06/15/31 (Call 05/20/26)(a)	5,575	5,609,844
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	12,991	13,285,766
4.40%, 04/01/24 (Call 01/01/24)	7,324	7,602,898
4.85%, 07/15/26 (Call 04/15/26)	10,224	10,397,808
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	9,056	9,271,986
4.13%, 12/01/26 (Call 09/01/26)(b)	7,539	7,604,338
4.50%, 01/15/29 (Call 07/15/28)(a)	15,186	15,144,238
4.75%, 07/15/23 (Call 06/15/23)	13,323	13,921,203
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	21,813	21,949,331
5.50%, 07/15/28 (Call 04/15/28)	15,304	16,339,163
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	14,170	15,303,600
6.50%, 07/01/27 (Call 01/01/27)(a)	16,571	18,214,015
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/21)(b)	8,908	8,980,333
7.75%, 02/01/28 (Call 02/01/23)(b)	13,143	13,225,144
8.00%, 01/15/27 (Call 01/15/24)	19,087	19,611,892
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	10,070	10,559,491
5.63%, 02/15/26 (Call 02/15/22)(a)(b)	14,225	14,794,000
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	28,822	29,002,137
6.75%, 09/15/25 (Call 09/15/22)(a)	23,085	23,460,131
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b)	38,903	40,359,139
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/21)	9,608	9,358,793
7.50%, 04/15/26 (Call 04/15/22)(b)	7,738	6,807,738
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	9,766	10,363,679
5.75%, 10/01/25 (Call 07/01/25)	10,989	11,710,153
6.00%, 06/01/26 (Call 03/01/26)(b)	8,906	9,537,881
6.38%, 10/01/30 (Call 04/01/30)(b)	11,498	12,590,310
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	7,128	7,203,165
4.95%, 07/15/29 (Call 04/15/29)(a)	10,017	10,265,104
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	6,531	6,637,129
5.50%, 01/15/28 (Call 01/15/23)(a)	13,057	13,181,042
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	8,003	8,203,075
6.00%, 12/31/30 (Call 12/31/25)(a)	15,015	15,400,885
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	10,817	11,804,881
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)(b)	19,175	19,013,942
4.88%, 02/01/31 (Call 02/01/26)(a)(b)	18,468	19,299,060
5.00%, 01/15/28 (Call 01/15/23)	13,228	13,870,087
5.38%, 02/01/27 (Call 02/01/22)	9,208	9,576,320
5.50%, 03/01/30 (Call 03/01/25)(b)	17,763	19,191,145
5.88%, 04/15/26 (Call 04/15/22)(b)	13,871	14,529,872
6.50%, 07/15/27 (Call 07/15/22)	13,052	14,147,715
6.88%, 01/15/29 (Call 01/15/24)	12,369	13,761,175
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	9,289	9,655,219
4.00%, 07/01/22 (Call 04/01/22)	5,161	5,281,509

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.35%, 02/01/25 (Call 01/01/25)	$18,929	$19,816,653
4.50%, 03/01/28 (Call 12/01/27)	7,268	7,717,889
4.65%, 07/01/26 (Call 04/01/26)	8,933	9,523,025
4.75%, 08/15/28 (Call 05/15/28)(b)	7,458	7,994,976
5.30%, 02/01/30 (Call 11/01/29)(b)	23,524	25,935,210
		978,218,842
Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	13,186	13,120,070
4.38%, 02/01/31 (Call 02/01/26)(a)	12,184	12,077,390
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	15,029	15,840,357
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	10,863	11,145,981
5.00%, 03/01/31 (Call 03/01/26)(b)	12,546	12,848,986
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	5,948	6,191,496
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	17,730	18,527,850
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	10,523	11,417,455
9.38%, 04/01/27 (Call 04/01/22)(a)	11,682	13,025,430
		114,195,015
Real Estate Investment Trusts — 4.0%
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	10,240	9,657,651
4.75%, 02/15/28 (Call 08/15/27)(b)	9,019	8,715,060
9.75%, 06/15/25 (Call 06/15/22)(b)	18,467	20,521,823
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(b)	9,998	9,809,092
4.50%, 06/01/27 (Call 03/01/27)(b)	8,281	8,558,946
4.75%, 12/15/26 (Call 09/15/26)(b)	9,966	10,511,491
4.95%, 04/15/28 (Call 01/15/28)(b)	6,461	6,810,382
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	14,474	15,303,842
5.25%, 05/01/25 (Call 05/01/22)(a)	23,157	23,620,140
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	8,351	8,601,614
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	10,098	10,664,435
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	21,831	21,769,105
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	17,968	18,622,035
4.88%, 09/15/29 (Call 09/15/24)(a)	17,868	18,286,224
5.00%, 07/15/28 (Call 07/15/23)(a)	9,287	9,587,806
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	15,481	16,192,997
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	25,511	26,637,311
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	11,156	11,829,934
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	11,101	11,246,756
4.75%, 10/01/24 (Call 07/01/24)(b)	14,182	14,828,132
5.50%, 02/15/26 (Call 08/15/22)(b)	9,325	9,608,335
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	12,594	12,366,175
5.25%, 03/15/22 (Call 09/15/21)(a)	888	895,696
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	15,155	15,330,646
4.50%, 09/01/26 (Call 06/01/26)(b)	7,495	7,926,037
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	13,732	14,615,884
5.63%, 05/01/24 (Call 02/01/24)(b)	19,986	21,499,340
5.75%, 02/01/27 (Call 11/01/26)	15,411	17,118,847
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	$24,780	$24,966,982
4.63%, 08/01/29 (Call 08/01/24)(b)	17,485	18,652,998
5.00%, 10/15/27 (Call 09/07/22)(b)	26,971	28,484,990
5.25%, 08/01/26 (Call 08/01/21)(b)	7,901	8,120,669
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	13,945	14,456,084
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	15,324	16,358,370
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	8,661	9,368,257
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	11,699	11,666,632
4.75%, 10/15/27 (Call 10/15/22)(b)	14,325	14,539,875
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	28,876	27,704,117
3.88%, 02/15/27 (Call 02/15/23)	30,329	31,053,736
4.88%, 09/01/24 (Call 09/01/21)(b)	22,779	23,254,512
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	7,212	6,474,092
4.35%, 10/01/24 (Call 09/01/24)	16,273	15,984,154
4.38%, 02/15/30 (Call 08/15/29)(b)	5,836	5,280,296
4.50%, 06/15/23 (Call 12/15/22)	8,112	8,172,687
4.75%, 10/01/26 (Call 08/01/26)	9,133	8,713,022
4.95%, 02/15/27 (Call 08/15/26)(b)	7,601	7,273,601
4.95%, 10/01/29 (Call 07/01/29)(b)	9,128	8,616,547
5.00%, 08/15/22 (Call 02/15/22)	4,192	4,229,602
5.50%, 12/15/27 (Call 09/15/27)(b)	8,370	8,627,145
7.50%, 09/15/25 (Call 06/15/25)(b)	16,809	18,749,586
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(a)(b)	12,008	12,377,246
7.88%, 02/15/25 (Call 02/15/22)(a)	40,660	43,557,025
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	10,940	10,864,514
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	20,918	20,708,820
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	14,599	14,888,790
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	14,243	14,403,234
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	18,356	18,580,861
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	24,040	24,759,322
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	18,940	19,848,330
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	1,750	1,780,712
		883,652,544
Retail — 3.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	13,905	13,615,207
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	12,689	12,750,817
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	55,982	54,232,562
4.25%, 05/15/24 (Call 05/15/22)(a)(b)	11,976	12,128,095
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	14,662	14,845,275
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	9,264	9,809,095
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	11,211	11,565,828
5.63%, 10/01/25 (Call 10/01/22)(a)	11,112	11,487,030
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	11,339	11,891,776
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/22)(a)(b)	15,128	15,522,084
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	9,208	9,767,540

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	$11,930	$11,622,499
5.88%, 04/01/29 (Call 04/01/24)(a)	15,708	15,236,132
Gap Inc. (The)
8.38%, 05/15/23(a)(b)	7,266	8,228,745
8.63%, 05/15/25 (Call 05/15/22)(a)	13,304	14,691,607
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	18,356	21,380,702
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(a)(b)	29,746	30,018,354
8.75%, 10/01/25 (Call 10/01/21)(a)(b)	13,581	14,367,747
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(a)(b)	9,766	10,118,972
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	16,542	17,871,977
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	13,634	14,298,657
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	16,578	17,023,948
L Brands Inc.
5.25%, 02/01/28(b)	8,269	8,987,546
5.63%, 10/15/23	2,960	3,227,732
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	19,104	21,840,648
7.50%, 06/15/29 (Call 06/15/24)	9,668	11,142,715
9.38%, 07/01/25(a)(b)	8,736	11,127,480
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	9,968	10,537,173
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	9,399	9,917,825
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	23,761	26,255,905
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	6,533	6,557,499
3.63%, 06/01/24 (Call 03/01/24)(b)	2,388	2,459,640
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	8,551	9,108,525
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(a)	22,060	22,341,951
7.88%, 05/01/29 (Call 04/01/24)(a)	22,791	23,257,988
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,744	8,503,540
4.75%, 09/15/29 (Call 09/15/24)	9,633	10,026,412
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	21,459	22,679,146
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	9,863	10,160,863
3.75%, 06/15/29 (Call 05/28/24)	5,775	5,789,438
5.50%, 05/15/26 (Call 05/15/22)(b)	5,331	5,482,667
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	22,335	23,149,589
7.75%, 02/15/29 (Call 02/15/24)(a)	22,290	24,522,789
QVC Inc.
4.38%, 03/15/23(b)	9,795	10,284,750
4.38%, 09/01/28 (Call 06/01/28)(b)	10,114	10,362,703
4.45%, 02/15/25 (Call 11/15/24)	11,484	12,239,073
4.75%, 02/15/27 (Call 11/15/26)(b)	11,256	11,889,150
4.85%, 04/01/24(b)	11,588	12,588,528
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	10,936	11,355,296
8.00%, 11/15/26 (Call 01/15/23)(a)	15,807	16,481,268
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	4,590	4,632,228
6.13%, 07/01/29 (Call 07/01/24)(a)	3,095	3,156,900
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	38,366	39,793,215
Security	Par (000)	Value

Retail (continued)
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	$18,550	$18,990,562
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	8,740	8,842,345
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	20,430	20,174,625
4.63%, 01/31/32 (Call 10/01/26)	22,556	23,562,133
4.75%, 01/15/30 (Call 10/15/29)(a)	13,656	14,629,673
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	9,051	9,862,875
		858,397,044
Semiconductors — 0.3%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)(b)	22,115	23,264,980
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	12,323	12,553,481
4.38%, 10/15/29 (Call 10/15/24)	18,546	20,168,775
		55,987,236
Software — 1.9%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	19,693	19,402,528
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	13,199	14,157,247
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	11,231	11,850,474
5.00%, 10/15/24 (Call 07/15/24)(b)	7,267	8,019,438
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	11,136	12,014,185
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(a)	28,814	29,282,227
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	19,137	19,328,387
3.63%, 11/01/31 (Call 11/01/26)(a)	2,000	2,019,040
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	20,970	21,336,975
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	21,088	21,897,336
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	11,371	12,152,188
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	19,310	19,304,786
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	10,964	11,315,396
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	16,208	16,329,560
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)(b)	9,921	10,206,229
4.00%, 02/15/28 (Call 02/15/23)(a)	11,865	12,131,963
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	10,135	9,761,278
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	11,504	11,603,510
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/22)(a)(b)	40,207	41,299,750
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	40,582	42,981,614
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	10,257	10,345,928
3.88%, 03/15/31 (Call 03/15/26)(b)	9,860	9,993,357
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(a)	33,279	34,507,205
10.50%, 02/01/24 (Call 02/01/22)(a)(b)	16,861	17,313,193
		418,553,794
Telecommunications — 7.2%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	22,808	22,397,456
10.50%, 05/15/27 (Call 05/15/22)(a)	30,197	33,760,246

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)(b)	$8,803	$8,711,684
5.13%, 07/15/29 (Call 04/15/24)(a)	47,025	46,623,406
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	21,304	21,866,781
7.38%, 05/01/26 (Call 05/01/22)(a)	42,099	43,779,592
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	34,418	37,498,411
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	19,481	20,717,069
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	19,271	19,825,041
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(a)	21,447	22,094,341
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	28,047	29,498,432
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	13,978	14,938,988
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	18,298	19,555,988
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	13,539	13,646,906
6.00%, 06/15/25 (Call 06/15/21)(a)(b)	25,274	25,779,480
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	39,516	41,052,734
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	8,434	8,614,870
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	14,358	15,524,588
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	29,481	30,246,277
5.88%, 10/15/27 (Call 10/15/23)(a)	22,409	23,809,563
5.88%, 11/01/29 (Call 11/01/24)	5,933	5,971,061
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	20,425	21,330,440
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	12,865	14,327,107
6.63%, 08/01/26(b)	15,155	16,812,578
Intelsat Jackson Holdings SA
8.00%, 02/15/24(a)(b)	24,990	25,833,412
9.50%, 09/30/22(a)(b)	7,476	8,816,696
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(a)(b)	22,574	22,291,825
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	9,161	9,799,157
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	15,526	14,902,088
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	17,623	17,003,312
4.25%, 07/01/28 (Call 07/01/23)(a)	22,741	22,789,893
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	20,286	20,881,025
5.25%, 03/15/26 (Call 03/15/22)(b)	12,554	12,940,562
5.38%, 05/01/25 (Call 05/01/22)(b)	13,442	13,739,203
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	25,191	25,505,887
4.50%, 01/15/29 (Call 01/15/24)(a)	19,474	18,841,095
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	23,371	24,240,109
5.63%, 04/01/25 (Call 01/01/25)(b)	8,358	9,030,819
Series T, 5.80%, 03/15/22	3,465	3,574,148
Series W, 6.75%, 12/01/23(b)	12,297	13,584,909
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	16,475	18,472,594
Nokia OYJ
3.38%, 06/12/22(b)	4,708	4,828,150
4.38%, 06/12/27(b)	8,161	8,954,657
Sprint Communications Inc., 6.00%, 11/15/22	44,541	47,324,812
Sprint Corp.
7.13%, 06/15/24	47,198	54,395,695
7.63%, 02/15/25 (Call 11/15/24)(b)	28,052	33,185,376
7.63%, 03/01/26 (Call 11/01/25)	28,507	34,676,017
7.88%, 09/15/23	78,966	89,522,175
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	29,968	32,693,688
Security	Par (000)	Value

Telecommunications (continued)
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	$6,867	$6,541,573
5.63%, 12/06/26 (Call 12/06/23)(a)	10,580	10,556,442
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	5,735	5,473,879
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	18,168	18,321,520
2.25%, 02/15/26 (Call 02/15/23)(a)	1,860	1,875,717
2.63%, 04/15/26 (Call 04/15/23)(b)	23,196	23,598,683
2.63%, 02/15/29 (Call 02/15/24)	19,658	18,978,979
2.88%, 02/15/31 (Call 02/15/26)(b)	20,176	19,529,696
3.38%, 04/15/29 (Call 04/15/24)(b)	23,725	24,142,797
3.38%, 04/15/29 (Call 04/15/24)(a)	10,653	10,840,599
3.50%, 04/15/31 (Call 04/15/26)	25,366	25,773,124
3.50%, 04/15/31 (Call 04/15/26)(a)	18,989	19,322,732
4.50%, 02/01/26 (Call 02/01/22)	18,224	18,656,820
4.75%, 02/01/28 (Call 02/01/23)	29,629	31,669,253
5.38%, 04/15/27 (Call 04/15/22)	11,466	12,170,637
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(a)(b)	11,969	12,232,318
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	11,418	11,940,944
6.50%, 07/15/28 (Call 06/17/23)(a)	8,779	9,286,426
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	26,031	25,280,006
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	38,094	45,916,858
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	26,796	27,390,603
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(a)(b)	28,162	27,682,401
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	21,220	21,628,909
		1,575,021,259
Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	11,838	12,270,087
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	11,214	11,480,333
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	12,641	13,860,856
6.75%, 12/31/25 (Call 12/31/21)(a)(b)	3,989	4,198,383
		41,809,659
Transportation — 0.2%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)	9,139	9,241,814
6.25%, 05/01/25 (Call 05/01/22)(a)(b)	21,417	22,892,952
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	17,626	18,419,170
		50,553,936
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	7,754	8,313,257
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	10,085	10,471,708
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	17,635	18,300,721
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	8,345	9,659,338
		46,745,024
Total Corporate Bonds & Notes — 98.6%
(Cost: $21,788,303,627)		21,722,249,909

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Floating Rate Loan Interests

Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 1.00%, 11/01/25(c)	16,239	$17,944,095

Total Floating Rate Loan Interests — 0.1%
(Cost: $16,239,000)		17,944,095

Common Stocks

Oil, Gas & Consumable Fuels — 0.1%
SM Energy Co.	671	13,358,572

Total Common Stocks — 0.1%
(Cost $2,882,367)		13,358,572

Short-Term Investments

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	2,797,225	2,798,903,551
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	102,040	102,040,000
		2,900,943,551
Total Short-Term Investments — 13.1%
(Cost: $2,899,958,297)		2,900,943,551

Total Investments in Securities — 111.9%
(Cost: $24,707,383,291)		24,654,496,127

Other Assets, Less Liabilities — (11.9)%		(2,630,964,530)

Net Assets — 100.0%		$22,023,531,597

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,655,688,680	$143,231,395	(a)	$—		$(63,619)	$47,095	$2,798,903,551	2,797,225	$1,829,168	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	236,720,000	—		(134,680,000	)(a)	—	—	102,040,000	102,040	5,647		—
						$(63,619)	$47,095	$2,900,943,551		$1,834,815		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$21,722,249,909	$—	$21,722,249,909
Floating Rate Loan Interests	—	17,944,095	—	17,944,095
Common Stocks	13,358,572	—	—	13,358,572
Money Market Funds	2,900,943,551	—	—	2,900,943,551
	$2,914,302,123	$21,740,194,004	$—	$24,654,496,127

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind